SUPPLEMENT DATED JUNE 18, 2009 TO THE PROSPECTUS
                             DATED DECEMBER 29, 2008

                          JNL(R) INVESTORS SERIES TRUST


IN THE SECTION ENTITLED "INVESTING IN FUND SHARES", UNDER THE SUB-SECTION ENTITLED "OPENING AN ACCOUNT" PLEASE DELETE THE SIXTH PARAGRAPH IN ITS ENTIRETY AND REPLACE IT WITH THE FOLLOWING:

     Foreign individuals and entities, including resident aliens, are not allowed to invest in the Funds, with the exception of the Jackson Perspective Total Return Fund, which may allow foreign investors.











This Supplement is dated June 18, 2009.